Treasury stock	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Treasury stock
24.	Treasury stock

a)
On March 7, 2019 and August 6, 2019, the Company’s Board of Directors approved the cancellation of treasury stock 25,570 thousand shares amounted to NT$962,503 thousand. As of December 31, 2019, all of the Company’s treasury stocks were cancelled. As of December 31, 2017 and 2018, the reasons for share repurchases and movements in the number of the Company’s treasury stock are as follows:

	2017		2018
	Shares	Amount	Shares	Amount
	in thousands	NT$000	in thousands	NT$000
January 1	30,085	1,007,654	30,085	1,007,654
Capital reduction	—	—	(4,515)	(45,151)

December 31	30,085	1,007,654	25,570	962,503

b)
Pursuant to the ROC Securities and Exchange Act, the number of shares repurchased as treasury stock may not exceed 10% of the number of the Company’s issued shares and the amount bought back may not exceed the sum of retained earnings, paid-in
capital in excess of par value and realized capital surplus.

c)	Pursuant to the ROC Securities and Exchange Act, treasury stock may not be pledged as collateral and is not entitled to dividends before it is reissued.

d)
Pursuant to the ROC Securities and Exchange Act, treasury stock should be reissued to the employees within five years from the reacquisition date and shares not reissued within the five-year period are to be retired. Treasury stock to enhance the Company’s credit rating and the stockholders’ equity should be retired within six months from acquisition.